AIG
                                MONEY MARKET FUND


                                  ANNUAL REPORT
                                OCTOBER 31, 2002


                                       AIG


                                   ADVISED BY

                          AIG CAPITAL MANAGEMENT CORP.

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, OCTOBER 31, 2002

Dear Shareholder:

We are pleased to provide you with the annual report for the AIG Money Market Fund (the "Fund") for its fiscal year ended October 31, 2002.

During the Fund's fiscal year, short-term interest rates fell to their lowest levels in more than four decades. The Federal Reserve Board lowered the Federal Funds Target Rate by 75 basis points in successive moves of 50 basis point on November 6, 2001 and 25 basis points on December 11, 2001 and kept the rates unchanged for the remainder of the period to October 31, 2002.


Federal Funds Target Rate & Discount Rate Reductions

[LINE CHART OMITTED]

                  Discount Rate Reductions        Federal Funds
11/1/01           2.00%                           2.50%
11/06/01          1.50%                           2.00%
12/11/01          1.25%                           1.75%
10/31/02          1.25%                           1.75%




SOURCE: FEDERAL RESERVE BOARD.

THE FEDERAL FUNDS RATE IS THE LEVEL OF INTEREST THAT BANKS CHARGE EACH OTHER FOR OVERNIGHT LOANS MADE THROUGH THE FEDERAL RESERVE SYSTEM. THE FEDERAL RESERVE BANK ATTEMPTS TO INFLUENCE SHORT-TERM RATES CHARGED BY BANKS, BY SETTING A TARGET FOR THE FEDERAL FUNDS RATE. THE DISCOUNT RATE IS THE RATE CHARGED BY DEPOSITORY INSTITUTIONS FOR SHORT-TERM BORROWINGS FROM THE FEDERAL RESERVE BANK.


The Federal Reserve's continued rate-cutting campaign was in response to soft economic activity and greater uncertainty, in part attributable to heightened geopolitical risks. During the period under review, manufacturing remained sluggish, corporate profitability weakened and labor market conditions deteriorated. Low interest rates helped keep mortgage rates low, fueling a hot housing market that increased homeowners' equity and boosted consumer spending. The sluggish economic conditions gave rise to deflationary concerns, which the Federal Reserve attempted to address through its accommodative stance of monetary policy. Productivity registered robust growth. The equity markets showed persistent weakness, especially in June and July and corporate credit quality deteriorated significantly.

In this unsettled environment, investors placed a premium on safety and money market funds were beneficiaries of the flight to quality. Credit quality and liquidity remain the primary focus in our investing strategy for the Fund. The decline of short-term interest rates impacted the yields of short-term securities eligible for purchase by the Fund and resulted to a decline in the total returns of the Fund. The returns of the Fund will continue to be impacted by the monetary policy of the Federal Reserve. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objectives of preservation of principal and liquidity. The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of its fiscal year.

We appreciate your participation in the Fund.

Sincerely,


/s/Helen Stefanis
Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2002
================================================================================

AIG MONEY MARKET FUND


----------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
----------------------------------------------------------
COMMERCIAL PAPER (34.5%)
----------------------------------------------------------
BANK HOLDING COMPANIES (12.1%)
----------------------------------------------------------
          Citicorp
 $25,000    1.764%, 12/09/02                    $ 24,954
          San Paolo IMI US Financial Company
  45,000    1.771%, 11/04/02                      44,993
          State Street Corporation
  45,000    1.870%, 11/01/02                      45,000
----------------------------------------------------------
                                                 114,947
----------------------------------------------------------
FINANCIAL SERVICES (0.8%)
----------------------------------------------------------
          USAA Capital Corporation
   7,920    1.741%, 11/05/02                       7,918
----------------------------------------------------------
                                                   7,918
----------------------------------------------------------
NATIONAL COMMERCIAL BANKS (14.3%)
----------------------------------------------------------
          BNP Paribas Finance Inc.
  45,000    1.870%, 11/01/02                      45,000
          Dresdner U.S. Finance Inc.
  45,000    1.880%, 11/01/02                      45,000
          UBS Finance Delaware LLC
  45,000    1.890%, 11/01/02                      45,000
----------------------------------------------------------
                                                 135,000
----------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (2.6%)
----------------------------------------------------------
          General Electric Capital Services
  25,000    1.762%, 11/13/02                      24,985
----------------------------------------------------------
                                                  24,985
----------------------------------------------------------
PHARMACEUTICALS (1.5%)
----------------------------------------------------------
          Bristol-Myers Squibb Company
  14,300    1.742%, 11/08/02                      14,295
----------------------------------------------------------
                                                  14,295
----------------------------------------------------------
PRINTING & PUBLISHING (3.2%)
----------------------------------------------------------
          Gannett Company, Inc.
  30,000    1.782%, 11/04/02                      29,996

----------------------------------------------------------
                                                  29,996
----------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $327,141)                      327,141
----------------------------------------------------------

----------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
----------------------------------------------------------
CERTIFICATES OF DEPOSIT (51.2%)
----------------------------------------------------------
BANKS (48.6%)
----------------------------------------------------------
          Abbey National PLC
 $45,000    1.760%, 12/18/02                    $ 45,000
          ABN-Amro Bank
  40,000    2.055%, 11/08/02                      40,000
          Credit Suisse First Boston (USA), Inc.
  25,000    1.810%, 02/03/03                      25,000
          Danske Bank A/S
  25,000    1.760%, 11/21/02                      25,000
          Deutsche Bank AG
  45,000    1.750%, 12/23/02                      45,000
          Dexia Banque Belgique
  50,000    1.760%, 12/23/02                      50,000
          Landesbank Hessen Thueringen
  25,000    2.010%, 12/31/02                      25,000
          Natexis Banques Populaires
  50,000    1.770%, 12/18/02                      50,000
          Royal Bank of Scotland PLC
  45,000    1.770%, 11/18/02                      45,000
          The Bank of Nova Scotia
  45,000    1.750%, 12/16/02                      45,000
          Westdeutsche Landesbank Girozentrale
  25,000    1.770%, 04/22/03                      25,000
          Westpac Banking Corp.
  40,000    2.070%, 11/12/02                      40,000
----------------------------------------------------------
                                                 460,000
----------------------------------------------------------
NATIONAL COMMERCIAL BANK (2.6%)
----------------------------------------------------------
          Canadian Imperial Bank of Commerce
  25,000    1.700%, 12/31/02                      25,001
----------------------------------------------------------
                                                  25,001
----------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $485,001)                      485,001
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION (3.1%)
----------------------------------------------------------
          Federal Home Loan Mortgage Co.
  30,000    1.683%, 11/05/02                      29,994
----------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
            (Cost $29,994)                        29,994
----------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                        AIG MONEY MARKET FUND
OCTOBER 31, 2002
================================================================================

AIG MONEY MARKET FUND


----------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
----------------------------------------------------------
TIME DEPOSIT (1.2%)
----------------------------------------------------------
          National Australia Bank Ltd.
 $11,190    1.813%, 11/01/02                    $ 11,190
----------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $11,190)                        11,190
----------------------------------------------------------
REPURCHASE AGREEMENTS (9.8%)
----------------------------------------------------------
          Greenwich Capital
            1.86%, dated 10/31/02, matures
            11/01/02, repurchase price $46,002,344
            (collateralized by U.S. Government
            Obligations, total market
  46,000    value $46,924,428)                    46,000
          JP Morgan
            1.86%, dated 10/31/02, matures
            11/01/02, repurchase price $46,002,344
            (collateralized by U.S. Government
            Obligations, total market
  46,000    value $46,922,688)                    46,000
----------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $92,000)                        92,000
----------------------------------------------------------
          TOTAL INVESTMENTS (99.8%)
            (Cost $945,326)                      945,326
----------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.2%)
----------------------------------------------------------
          Payable for Advisory Fees                 (133)
          Payable for Administrative Fees            (48)
          Payable for Distribution Fees              (45)
          Other Assets and Liabilities, Net        1,889
----------------------------------------------------------
          TOTAL OTHER ASSETS AND
            LIABILITIES, NET                       1,663
----------------------------------------------------------


----------------------------------------------------------
                                                  VALUE
                                                  (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value)
            based on 800,940,077 outstanding
            shares of beneficial interest       $800,904
          Portfolio Shares of Class B (unlimited
            authorization -- no par value)
            based on 146,054,487 outstanding
            shares of beneficial interest        146,075
          Undistributed Net
            Investment Income                          2
          Accumulated net realized gain
            on investments                             8
----------------------------------------------------------
          TOTAL NET ASSETS (100.0%)             $946,989
----------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A                      $1.00
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B                      $1.00
----------------------------------------------------------

LLC -- Limited Liability Company
PLC -- Public Limited Company

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2002
================================================================================


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $26,971
                                                                      -------
   Total Investment Income                                             26,971
                                                                      -------
EXPENSES:
   Investment Advisory Fees                                             3,480
   Distribution Fees (1)                                                  567
   Administrative Fees                                                    707
   Registration and Filing Fees                                            49
   Transfer Agent Fees                                                     84
   Professional Fees                                                       29
   Printing Fees                                                           17
   Trustee Fees                                                             7
   Custody Fees                                                            86
   Other Fees                                                              53
                                                                      -------
   Total Expenses                                                       5,079
                                                                      -------
   Less: Investment Advisory Fees Waived                               (1,392)
         Administrative Fees Waived                                       (70)
                                                                      -------
   Net Expenses                                                         3,617
                                                                      -------
   Net Investment Income                                               23,354
                                                                      -------
   Net Realized Gain on Securities                                          8
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $23,362
                                                                      =======

(1) Distribution fees are incurred by Class B shares only.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)                                         AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
=======================================================================================================


AIG MONEY MARKET FUND                                                    2002                   2001
-------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           $      23,354           $     36,798
   Net Realized Gain on Securities                                             8                      2
                                                                   -------------           ------------
     Increase in Net Assets Resulting from Operations                     23,362                 36,800
                                                                   -------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                             (21,162)               (30,144)
     Class B                                                              (2,187)                (6,658)
                                                                   -------------           ------------
   Total Distributions                                                   (23,349)               (36,802)
                                                                   -------------           ------------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                                   111,901,663             61,709,205
     Shares Issued in Lieu of Cash Distributions                          23,432                 27,717
     Shares Redeemed                                                (112,492,118)           (60,810,706)
                                                                   -------------           ------------
       Net Class A Share Transactions                                   (567,023)               926,216
                                                                   -------------           ------------
   Class B
     Shares Issued                                                       386,333                927,495
     Shares Issued in Lieu of Cash Distributions                           2,456                  6,349
     Shares Redeemed                                                    (396,567)              (869,389)
                                                                   -------------           ------------
       Net Class B Share Transactions                                     (7,778)                64,455
                                                                   -------------           ------------
Increase (Decrease) in Net Assets from Share Transactions               (574,801)               990,671
                                                                   -------------           ------------
Total Increase (Decrease) in Net Assets                                 (574,788)               990,669
NET ASSETS:
   Beginning of Period                                                 1,521,777                531,108
                                                                   -------------           ------------
   End of Period                                                   $     946,989           $  1,521,777
                                                                   =============           ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                         AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==================================================================================================================================
FOR THE YEARS ENDED OCTOBER 31,



                                                                                                                         RATIO
                                                                                                                         OF NET
                                                                                                   RATIO      RATIO    INVESTMENT
                        NET                                NET               NET                  OF NET   OF EXPENSES   INCOME
                       ASSET              DISTRIBUTIONS   ASSET            ASSETS      RATIO    INVESTMENT TO AVERAGE  TO AVERAGE
                       VALUE       NET      FROM NET      VALUE              END    OF EXPENSES   INCOME   NET ASSETS  NET ASSETS
                     BEGINNING INVESTMENT  INVESTMENT      END     TOTAL  OF PERIOD TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                     OF PERIOD   INCOME      INCOME     OF PERIOD RETURN    (000)   NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                     --------- ---------- ------------- --------- ------- --------- ----------- ---------- ----------- -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2002               $1.00    $0.02      $(0.02)        $1.00    1.71% $  800,913     0.22%     1.72%        0.32%     1.62%
     2001                1.00     0.05       (0.05)         1.00    4.70   1,367,925     0.22      4.38         0.32      4.28
     2000                1.00     0.06       (0.06)         1.00    6.11     441,711     0.25      5.92         0.35      5.82
     1999                1.00     0.05       (0.05)         1.00    4.94     548,019     0.26      4.83         0.36      4.73
     1998                1.00     0.05       (0.05)         1.00    5.49     251,090     0.26      5.37         0.36      5.27

   CLASS B
     2002               $1.00    $0.01      $(0.01)        $1.00    1.36% $  146,076     0.57%     1.35%        0.67%     1.25%
     2001                1.00     0.04       (0.04)         1.00    4.34     153,852     0.57      4.18         0.67      4.08
     2000                1.00     0.06       (0.06)         1.00    5.74      89,397     0.60      5.53         0.70      5.43
     1999                1.00     0.05       (0.05)         1.00    4.58     103,570     0.61      4.46         0.71      4.36
     1998                1.00     0.05       (0.05)         1.00    5.12     155,078     0.62      5.00         0.72      4.90


Note (unaudited): The 7-day current and effective annualized yields as of October 31, 2002 are: Class A shares 1.59% and 1.60%, respectively and Class B shares 1.24% and 1.25%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on fund distributions that the shareholder may be required to pay based on his/her tax bracket.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2002
================================================================================

1.   ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 40 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in agreement with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2002
================================================================================

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the
"Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2002, the Fund paid the Distributor $107,440 through a reduction in the yield earned on those repurchase agreements.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  TRANSFER  AGENCY AND  DISTRIBUTION
AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $70,000 of Administration fees for the year ended October 31, 2002.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2002
================================================================================

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     Permanent   book  and  tax  basis   differences   relating  to  shareholder
distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002 (000):

                          UNDISTRIBUTED                ACCUMULATED
                         NET INVESTMENT                 REALIZED
                             INCOME                       LOSS
                         --------------                -----------
                               $2                         $(2)

     These reclassifications have no impact on net assets or net asset value.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2002
================================================================================

     The tax character of dividends and distributions paid during the last two years were as follows:

                                                  ORDINARY
                                                   INCOME
                                   YEAR             (000)
                                                  --------
                                   2002            $23,349
                                   2001             36,802

     As of October 31, 2002, the components of Distributable Earnings were as follows (000):

            Undistributed Ordinary Income ........................   $ 1,363
            Other Temporary Differences ..........................    (1,353)
                                                                     -------
            Total Distributable Earnings .........................   $    10
                                                                     =======

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2002 is as follows (Unaudited):

                                    S & P                   MOODY'S
                              ---------------          --------------
                              A1 +      74.7%          P1      100.0%
                              A1        25.3           NR         --
                                       ------                  ------
                                       100.0%                  100.0%
                                       ======                  ======


8.   CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

     In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

     The reports on the financial statements audited by Arthur Andersen for the year ended October 31, 2001 for the Fund did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports in the financial statements of such year.

INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Board of
Trustees of AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP
KPMG LLP
Philadelphia, Pennsylvania
December 23, 2002

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                   TERM OF
                               POSITION(S)        OFFICE AND
    NAME, ADDRESS,             HELD WITH          LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE(1)                THE TRUST         TIME SERVED(2)           DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                   Trustee          (Since 1993)        Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                           1989-1992, and MTrust Corp., 1985-1989.

-----------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON              Trustee          (Since 1993)        Pennsylvania State University, Senior Vice
75 yrs. old                                                           President, Treasurer (Emeritus); Financial
                                                                      and Investment Consultant, Professor of
                                                                      Transportation since 1984; Vice President-
                                                                      Investments, Treasurer, Senior Vice President
                                                                      (Emeritus), 1982-1984. Director,
                                                                      Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                 Trustee          (Since 1993)        Private investor from 1987 to present. Vice
73 yrs. old                                                           President and Chief Financial officer, Western
                                                                      Company of North America (petroleum ser-
                                                                      vice company), 1980-1986. President of Gene
                                                                      Peters and Associates (import company),
                                                                      1978-1980. President and Chief Executive
                                                                      Officer of Jos. Schlitz Brewing Company
                                                                      before 1978.
-----------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                  Trustee          (Since 1994)        Partner, Dechert Price & Rhoads, September
71 yrs. old                                                           1987-December 1993.







-----------------------------------------------------------------------------------------------------------------------

                             NUMBER OF
                            PORTFOLIOS
                         IN THE ADVISORS'
                         INNER CIRCLE FUND
    NAME, ADDRESS,      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
         AGE(1)               MEMBER             HELD BY BOARD MEMBER(3)
-------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                  40              Trustee of The Arbor Funds,
75 yrs. old                                     The MDL Funds, and The
                                                Expedition Funds.
-------------------------------------------------------------------------------------------
ROBERT A. PATTERSON             40              Member and Treasurer, Board of
75 yrs. old                                     Trustees of Grove City College.
                                                Trustee of The Arbor Funds,
                                                The MDL Funds, and The Expedition Funds.



-------------------------------------------------------------------------------------------
EUGENE B. PETERS                40              Trustee of The Arbor Funds,
73 yrs. old                                     The MDL Funds, and The
                                                Expedition Funds.





-------------------------------------------------------------------------------------------
JAMES M. STOREY                 40              Trustee of The Arbor Funds,
71 yrs. old                                     The MDL Funds, The Expedition Funds,
                                                SEI Asset Allocation Trust, SEI Daily
                                                Income Trust, SEI Index Funds, SEI
                                                Institutional International Trust, SEI
                                                Institutional Investments Trust, SEI
                                                Institutional Managed Trust, SEI
                                                Insurance Products Trust, SEI Liquid
                                                Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.





                                     12 & 13

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================



                                                     TERM OF
                                POSITION(S)         OFFICE AND
    NAME, ADDRESS,              HELD WITH           LENGTH OF            PRINCIPAL OCCUPATION(S)
         AGE(1)                 THE TRUST          TIME SERVED(2)          DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.           Trustee           (Since 1999)       Chief Executive Officer, Newfound
60 yrs. old                                                            Consultants Inc. since April 1997. General
                                                                       Partner, Teton Partners, L.P., June 1991-
                                                                       December 1996; Chief Financial Officer,
                                                                       Nobel Partners, L.P., March 1991-December
                                                                       1996; Treasurer and Clerk, Peak Asset
                                                                       Management, Inc., since 1991.




-------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                 Chairman           (Since 1991)       Currently performs various services on behalf
56 yrs. old                    of the Board                            of SEI Investments for which Mr. Nesher is
                                of Trustees                            compensated. Executive Vice President of SEI
                                                                       Investments, 1986-1994. Director and
                                                                       Executive Vice President of the Administrator
                                                                       and the Distributor, 1981-1994.



-------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                  Trustee           (Since 1992)       Partner, Morgan, Lewis & Bockius LLP
1701 Market Street                                                     (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA                                                       the Administrator and the Distributor. Director
62 yrs. old                                                            of SEI Investments since 1974; Secretary of
                                                                       SEI Investments since 1978.
-------------------------------------------------------------------------------------------------------------------------


                                   NUMBER OF
                                  PORTFOLIOS
                               IN THE ADVISORS'
                               INNER CIRCLE FUND
    NAME, ADDRESS,            OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
         AGE(1)                    MEMBER             HELD BY BOARD MEMBER(3)
-------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.               40              Trustee, Navigator Securities Lending
60 yrs. old                                           Trust, since 1995. Trustee of The
                                                      Fulcrum Trust. Trustee of The Arbor
                                                      Funds, The MDL Funds, The Expedition
                                                      Funds, SEI Asset Allocation Trust,
                                                      SEI Daily Income Trust, SEI Index
                                                      Funds, SEI Institutional International
                                                      Trust, SEI Institutional Investments
                                                      Trust, SEI Institutional Managed Trust,
                                                      SEI Insurance Products Trust, SEI Liquid
                                                      Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                      40              Trustee of The Arbor Funds, Bishop
56 yrs. old                                           Street Funds, The Expedition Funds,
                                                      The MDL Funds, SEI Asset Allocation
                                                      Trust, SEI Daily Income Trust, SEI
                                                      Index Funds, SEI Institutional International
                                                      Trust, SEI Institutional Investments Trust,
                                                      SEI Institutional Managed Trust, SEI
                                                      Insurance Products Trust, SEI Liquid
                                                      Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                      40              Trustee of The Arbor Funds, The
1701 Market Street                                    MDL Funds, The Expedition Funds,
Philadelphia, PA                                      SEI Asset Allocation Trust, SEI Daily
62 yrs. old                                           Income Trust, SEI Index Funds, SEI
                                                      Institutional International Trust, SEI
                                                      Institutional Investments Trust, SEI
                                                      Institutional Managed Trust, SEI
                                                      Insurance Products Trust, SEI Liquid
                                                      Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.





                                     14 & 15

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================


                                                                     TERM OF
                                         POSITION(S)                OFFICE AND
    NAME, ADDRESS,                       HELD WITH                  LENGTH OF           PRINCIPAL OCCUPATION(S)
         AGE(1)                          THE TRUST                 TIME SERVED(2)         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                            President                 (Since 2000)      Vice President and Assistant Secretary
38 yrs. old                                                                           of SEI Investments since 1998; Vice
                                                                                      President and Assistant Secretary of
                                                                                      SEI Investments Global Funds Services
                                                                                      and SEI Investments Distribution Co.
                                                                                      since 1999; Associate, Paul, Weiss,
                                                                                      Rifkind, Wharton & Garrison (law firm),
                                                                                      1998; Associate, Baker & McKenzie
                                                                                      (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA              Controller and Chief            (Since 2001)      Director, SEI Funds Accounting since
33 yrs. old                           Financial Officer                               November 1999; Audit Manager, Ernst
                                                                                      & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN            Vice President and Secretary        (Since 2001)      Vice President and Assistant Secretary of
40 yrs. old                                                                           SEI Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since
                                                                                      January 2001; Shareholder/Partner,
                                                                                      Buchanan Ingersoll Professional Corporation
                                                                                      from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN          Vice President and Assistant Secretary   (Since 1995)      Senior Vice President and General Counsel
36 yrs. old                                                                           of SEI Investments; Senior Vice President,
                                                                                      General Counsel and Secretary of SEI
                                                                                      Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since 2000;
                                                                                      Vice President and Assistant Secretary of SEI
                                                                                      Investments, SEI Global Funds Services and
                                                                                      SEI Investments Distribution Co. from
                                                                                      1999-2000; Associate, Dewey Ballantine
                                                                                      (law firm) from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------


                                    NUMBER OF
                                   PORTFOLIOS
                                IN THE ADVISORS'
                                INNER CIRCLE FUND
    NAME, ADDRESS,             OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
         AGE(1)                      MEMBER             HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                         N/A             N/A
38 yrs. old







--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA                 N/A             N/A
33 yrs. old

--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN                   N/A             N/A
40 yrs. old




--------------------------------------------------------------------------------
TODD B. CIPPERMAN                      N/A             N/A
36 yrs. old








--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.



                                     16 & 17

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================



                                                           TERM OF
                                   POSITION(S)            OFFICE AND
    NAME, ADDRESS,                 HELD WITH              LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE(1)                    THE TRUST             TIME SERVED(2)          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS               Vice President and         (Since 1998)        Vice President and Assistant Secretary
38 yrs. old                    Assistant Secretary                            of SEI Investments, SEI Investments
                                                                              Global Funds Services and SEI Investments
                                                                              Distribution Co. since 1998; Assistant
                                                                              General Counsel and Director of Arbitration,
                                                                              Philadelphia Stock Exchange from 1989-1998.
---------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO            Assistant Vice President      (Since 2000)        Vice President and Assistant Secretary of SEI
34 yrs. old                  and Assistant Secretary                          Investments Global Funds Services and SEI
                                                                              Investments Distribution Co. since
                                                                              1999; Associate, Dechert (law firm)
                                                                              from 1997-1999; Associate, Richter,
                                                                              Miller & Finn (law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI          Assistant Vice President      (Since 2000)        Vice President and Assistant Secretary of
34 yrs. old                       and Secretary                               SEI Investments Global Funds Services and
                                                                              SEI Investments Distribution Co. since 2000;
                                                                              Vice President, Merrill Lynch & Co. Asset
                                                                              Management Group from 1998 - 2000; Associate
                                                                              at Pepper Hamilton LLP from 1997-1998.
---------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH        Vice President and         (Since 2000)        Vice President and Assistant Secretary of SEI
42 yrs. old                    Assistant Secretary                            Investments Global Funds Services and SEI
                                                                              Investments Distribution Co. since 1999;
                                                                              Associate at White and Williams LLP
                                                                              from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                  Vice President and         (Since 2001)        Vice President and Assistant Secretary of SEI
31 yrs. old                    Assistant Secretary                            Investments Global Funds Services and SEI
                                                                              Investments Distribution Co. since
                                                                              2001; Associate at Howard Rice
                                                                              Nemorvoski Canady Falk & Rabkin
                                                                              from 1998-2001; Associate at Seward
                                                                              & Kissel from 1996-1998.
---------------------------------------------------------------------------------------------------------------------------------

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                              INNER CIRCLE FUND
    NAME, ADDRESS,           OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
         AGE(1)                    MEMBER             HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                     N/A             N/A
38 yrs. old




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                     N/A             N/A
34 yrs. old




--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                   N/A             N/A
34 yrs. old




--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH              N/A             N/A
42 yrs. old



--------------------------------------------------------------------------------
JOHN C. MUNCH                        N/A             N/A
31 yrs. old





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                     18 & 19

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

          LONG TERM          LONG LONG
         (20% RATE)         (18% RATE)         ORDINARY
        CAPITAL GAIN       CAPITAL GAIN         INCOME          TAX-EXEMPT            TOTAL          QUALIFYING
        DISTRIBUTION       DISTRIBUTION      DISTRIBUTIONS       INTEREST         DISTRIBUTIONS     DIVIDENDS (1)
        ------------       ------------      -------------      ----------        -------------     -------------
            0.00%              0.00%            100.00%            0.00%             100.00%            0.00%


-------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF
"ORDINARY INCOME DISTRIBUTIONS".

                                      NOTES

                                      NOTES

                                      NOTES

    INVESTMENT ADVISOR:
    AIG Capital Management Corp.
    70 Pine Street
    New York, NY 10270

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    SUB-DISTRIBUTOR:
    AIG Equity Sales Corp.
    70 Pine Street
    New York, NY 10270

    ADMINISTRATOR:
    SEI Investments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 Market Street
    Philadelphia, PA 19103

    For information call: 1-800-845-3885






    This information must be preceded or accompanied by a current prospectus.

    AIG-AR-005-0900